Note 12 - Intangible assets, net - Goodwill Allocated by CGU (Details) - Tubes [member] $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,091
Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	365
Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	358
Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	59
Hydrill Company [member]
Disclosure of information for cash-generating units [line items]
Goodwill	920
Hydrill Company [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	346
Hydrill Company [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	265
Hydrill Company [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill	309
Hydrill Company [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill
Other acquisition [member]
Disclosure of information for cash-generating units [line items]
Goodwill	171
Other acquisition [member] | Tamsa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	19
Other acquisition [member] | Siderca [member]
Disclosure of information for cash-generating units [line items]
Goodwill	93
Other acquisition [member] | Hydril [member]
Disclosure of information for cash-generating units [line items]
Goodwill
Other acquisition [member] | Other CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 59